PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2019	2018
	U.S. dollars in thousands
Advance to suppliers	1,412	1,319
Discount from service provider	63	241
Prepaid expenses	413	120
Government institutions	356	196
	2,244	1,876